Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2018	2017

Income before income taxes	908	837
Income taxes at statutory rate of 26.5% (2017 - 26.5%)	241	222

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(68)	(55)
Overheads capitalized for accounting but deducted for tax purposes	(20)	(17)
Interest capitalized for accounting but deducted for tax purposes	(14)	(15)
Pension contributions in excess of pension expense	(11)	(13)
Environmental expenditures	(6)	(6)
Other	(9)	1
Net temporary differences	(128)	(105)
Net permanent differences	3	3
Write-off of unregulated deferred income tax asset (Notes 12, 31)	885	—
Non-recurring tax recovery relating to deferred tax asset sharing[1] (Notes 12, 31)	(68)	—
Total income taxes	933	120

Effective income tax rate	102.8%	14.3%
[1] This represents the reversal of cumulative deferred tax expenses recorded in 2017 and 2018 relating to temporary differences that are now being allocated to ratepayers. For rate-setting purposes, the deferred income tax expenses or recovery relating to temporary differences that will be included in the rate-setting process are recorded as regulatory assets and liabilities on the balance sheet.

Major Components of Income Tax Expense	The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2018	2017
Current income taxes	24	24
Deferred income taxes	909	96
Total income taxes	933	120

Schedule of Deferred Income Tax Assets and Liabilities
At December 31, 2018 and 2017, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of dollars)	2018	2017
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	523	558
Non-depreciable capital property	271	271
Non-capital losses	263	240
Pension obligations	197	354
Investment in subsidiaries	86	84
Tax credit carryforwards	71	49
Environmental expenditures	59	71
Depreciation and amortization in excess of capital cost allowance	5	109
Other	24	22
	1,499	1,758
Less: valuation allowance	(366)	(364)
Total deferred income tax assets	1,133	1,394

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	9	74
Regulatory amounts that are not recognized for tax purposes	188	410
Goodwill	10	10
Other	17	16
Total deferred income tax liabilities	224	510

Net deferred income tax assets	909	884

Major Categories of Net Deferred Income Tax Assets
The net deferred income tax assets are presented on the Consolidated Balance Sheets as follows:

December 31 (millions of dollars)	2018	2017
Long-term:
Deferred income tax assets	964	954
Deferred income tax liabilities	(55)	(70)
Net deferred income tax assets	909	884

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income
As of December 31, 2018 and 2017, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2018	2017
2034	2	2
2035	220	221
2036	549	558
2037	121	123
2038	99	—
Total losses	991	904